Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MFS® ACTIVE EXCHANGE TRADED FUNDS TRUST
Entity Central Index Key	0002018846
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Aug. 26, 2025